Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Trade and Other Receivables - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Trade And Other Receivables Abstract
Trade receivables	€ 15,285	€ 13,897
Advanced payments	2,651	2,113
Other receivables financial	2,443	925
Deferred expenses and accrued income	686	678
Other receivables non-financial	166	56
Total	€ 21,231	€ 17,670